Basis of Presentation	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Basis of Presentation

Note 2 – Basis of Presentation

The Hansol Acquisition is being accounted for as a business combination using the acquisition method of accounting under IFRS 3, Business Combinations, which requires assets acquired and liabilities assumed to be recorded at their acquisition date fair value in accordance with IFRS 13, Fair Value Measurement. Under IFRS 13, fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements can be highly subjective, and it is possible the application of reasonable judgement could develop different assumptions resulting in a range of alternative estimates using the same facts and circumstances. Identifiable intangible assets—such as customer relationships, technology assets, and trademarks—are recognized separately from goodwill when they meet the separability or contractual-legal criteria in IFRS 3. Goodwill is recognized as the excess of the consideration transferred and the amount of any non-controlling interest over the fair value of the identifiable net assets acquired.

K Wave and Hansol’s historical financial statements were prepared in accordance with IFRS. Based on an analysis of K Wave and Hansol’s significant accounting policies, the Company has not identified any material differences in accounting policies that would have an impact on the unaudited pro forma condensed combined financial statements. K Wave and Hansol have not had any historical relationship prior to the Acquisition. Accordingly, no pro forma adjustments were required to eliminate activities between the companies. As a result, the unaudited pro forma condensed combined financial statements do not assume any differences in accounting policies.

The pro forma adjustments presented in this unaudited pro forma condensed combined financial information represent management’s estimates based on information available as of the date of this Form 6-K and such estimates are subject to revision as further information is obtained. Accordingly, the pro forma adjustments for the Hansol Acquisition are preliminary and subject to further adjustment as additional information becomes available and the various analyses and other valuations are performed. Any adjustments may have a significant effect on total assets, total liabilities, total equity, operating expenses, and depreciation and amortization expenses, and such results may be significant.

The assumptions underlying the pro forma adjustments are described in the accompanying notes to this unaudited pro forma condensed combined financial information.

The unaudited pro forma condensed combined financial information may not be indicative of K Wave’s future performance and does not necessarily reflect what K Wave’s financial position and results of operations would have been had these transactions occurred at the beginning of the period presented.

Further, the unaudited pro forma condensed combined financial information does not purport to project the future operating results or financial position of K Wave following the completion of the Hansol Acquisition. Additionally, the unaudited pro forma condensed combined financial information does not reflect any revenue enhancements, anticipated synergies, operating efficiencies, or cost savings that may be achieved related to the Hansol Acquisition, nor does it reflect any costs or expenditures that may be required to achieve any possible synergies.

K Wave will finalize the accounting for the acquisition as soon as practicable within the measurement period, but in no event later than one year from the acquisition date, in accordance with IFRS 3.